Income taxes (Table)	12 Months Ended
Dec. 31, 2020
Schedule Of Components Of Income Tax Expense Benefit [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax (expense) benefit from continuing operations for the years ended December 31, 2020, 2019 and 2018 consists of the following (in millions):

	2020	2019	2018
Domestic and foreign (loss) earnings:
U.S. loss	$(97.9)	$(374.0)	$(187.5)
Foreign (loss) earnings	(21.4)	(6.9)	0.8

Total loss from continuing operations before income taxes	(119.3)	(380.9)	(186.7)

Current:
U.S. Federal	$—	$—	$—
U.S. State and local	(0.2)	(1.8)	2.1
Foreign	(2.2)	(0.4)	(0.7)

Total current tax provision	(2.4)	(2.2)	1.4

Deferred:
U.S. Federal	5.7	70.0	31.5
U.S. State and local	(1.7)	14.9	11.3
Foreign	(5.1)	3.2	(2.9)

Total deferred tax benefit	(1.1)	88.1	39.9

Total income tax (expense) benefit	$(3.5)	$85.9	$41.3

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	2020	2019	2018
Income tax at U.S. federal statutory income tax rate	$25.1	$80.0	$39.2
State and local taxes, net of federal income tax benefit	9.2	17.5	10.9
Valuation allowance	(31.6)	(4.0)	1.7
Nondeductible Equity-based compensation	(1.6)	(3.0)	(2.9)
Taxes of foreign operations at rates different than U.S. Federal statutory rates	(1.9)	2.8	(0.3)
Foreign adjustments	(1.8)	—	—
Impact of U.S. Tax Act	—	(1.5)	(2.7)
GILTI inclusion	—	(0.8)	—
NOL adjustment	—	(1.0)	(2.6)
Other	(0.9)	(4.1)	(2.0)

Total income tax (expense) benefi t	$(3.5)	$85.9	$41.3

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities consists of the following (in millions):

	2020	2019
Deferred tax assets:
Capital leases	$27.8	$17.2
Other accruals	15.6	12.0
Deferred rent	4.8	3.0
Acquisition and other related costs	6.2	5.7
Net operating loss carryforward	73.8	52.1
Interest expense carryforward	35.4	31.9
Asset retirement obligations	1.6	1.5
Allowance for doubtful accounts	2.0	7.7
Impairment of Promissory Notes	9.1	32.3
Other	—	2.9
Valuation allowance	(37.3)	(5.7)

Total deferred tax assets	139.0	160.6

Less deferred tax liabilities:
Intangibles	(177.0)	(182.0)
Property, plant and equipment	(35.9)	(48.8)
Contract asset	(2.0)	(8.0)
Other	(1.3)	—

Total deferred tax liability	(216.2)	(238.8)

Deferred tax liability, net	$(77.2)	$(78.2)

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

2020
Beginning balance as of January 1	$—
Additions based on tax positions related to the current year	1.0

Closing balance as of December 31	$1.0